Capital management - Additional Information (Detail) - Renewed facility	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Management [Line Items]
Covenant compliance testing period	6 months
Issuance Of Guarantees And Letters Of Credit
Capital Management [Line Items]
Actual leverage ratio	3.0
Interest cover ratio	2.3	0.6